Trade and other payables - Additional information (Details) - CAD ($)		3 Months Ended	9 Months Ended
	May 16, 2025	May 31, 2025	May 31, 2025	May 31, 2024	Aug. 31, 2024
Trade and other payables
Provision for legal settlement		$ 2,813,511	$ 2,813,511		$ 0
Settlement		$ 2,813,511	$ 2,813,511	$ 0
Maximum
Trade and other payables
Common Shares	250,000